Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 3 to Form S-1- Financials are updated to include 2nd Quarter financial information.
Document Period End Date	Jun. 30, 2014
Trading Symbol	ECIG
Entity Registrant Name	Electronic Cigarettes International Group, Ltd.
Entity Central Index Key	0001398702
Entity Filer Category	Smaller Reporting Company